Basis Of Presentation (Tables)	9 Months Ended
Sep. 30, 2012
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s condensed consolidated balance sheets and condensed consolidated statements of comprehensive income:

	As of December 31, 2011	As of September 30, 2012
	RMB	RMB	US$
Total assets	1,808,784	2,477,908	394,270
Current	1,008,640	1,062,431	169,048
Non-current	800,144	1,415,477	225,222

Total liabilities	1,456,328	1,978,806	314,856
Current	1,342,268	1,667,115	265,261
Non-current	114,060	311,691	49,595

	For the nine months ended
	September 30, 2011	September 30, 2012
	RMB	RMB	US$
Total revenues	2,812,050	4,484,424	713,535
Net income	171,500	149,291	23,754